Information by business segment and by geographic area - Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Information by business segment and by geographic area
Net operating revenue	$ 7,518	$ 9,186	$ 14,487	$ 17,389
Cost of goods sold and services rendered	(3,478)	(4,302)	(7,027)	(8,255)
Sales, administrative and other operating expenses	(477)	(1,661)	(796)	(6,345)
Research and evaluation expenses	(90)	(90)	(185)	(161)
Pre operating and operational stoppage	(179)	(256)	(378)	(431)
Dividends received and interest from associates and joint ventures	77	221	152	249
Total of continuing operations Adjusted EBITDA	3,371	3,098	6,253	2,446
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue	5,895	7,315	11,191	13,658
Cost of goods sold and services rendered	(2,214)	(2,807)	(4,429)	(5,338)
Sales, administrative and other operating expenses	(56)	(150)	(70)	(169)
Research and evaluation expenses	(27)	(30)	(52)	(54)
Pre operating and operational stoppage	(149)	(249)	(344)	(416)
Dividends received and interest from associates and joint ventures	53	144	53	144
Total of continuing operations Adjusted EBITDA	3,502	4,223	6,349	7,825
Ferrous minerals | Iron ore
Information by business segment and by geographic area
Net operating revenue	4,852	5,849	9,163	10,326
Cost of goods sold and services rendered	(1,739)	(2,093)	(3,422)	(3,737)
Sales, administrative and other operating expenses	(59)	(148)	(84)	(161)
Research and evaluation expenses	(25)	(24)	(48)	(43)
Pre operating and operational stoppage	(122)	(236)	(291)	(393)
Total of continuing operations Adjusted EBITDA	2,907	3,348	5,318	5,992
Ferrous minerals | Iron ore Pellets
Information by business segment and by geographic area
Net operating revenue	900	1,300	1,752	2,974
Cost of goods sold and services rendered	(377)	(576)	(789)	(1,329)
Sales, administrative and other operating expenses	2	(3)	12	(7)
Research and evaluation expenses	(1)	(5)	(2)	(10)
Pre operating and operational stoppage	(17)	(13)	(42)	(23)
Dividends received and interest from associates and joint ventures	53	144	53	144
Total of continuing operations Adjusted EBITDA	560	847	984	1,749
Ferrous minerals | Ferroalloys and manganese
Information by business segment and by geographic area
Net operating revenue	68	69	114	154
Cost of goods sold and services rendered	(42)	(56)	(91)	(113)
Sales, administrative and other operating expenses		(1)		(2)
Research and evaluation expenses	(1)	(1)	(1)	(1)
Pre operating and operational stoppage	(10)		(11)
Total of continuing operations Adjusted EBITDA	15	11	11	38
Ferrous minerals | Other ferrous products and services
Information by business segment and by geographic area
Net operating revenue	75	97	162	204
Cost of goods sold and services rendered	(56)	(82)	(127)	(159)
Sales, administrative and other operating expenses	1	2	2	1
Research and evaluation expenses			(1)
Total of continuing operations Adjusted EBITDA	20	17	36	46
Base metals
Information by business segment and by geographic area
Net operating revenue	1,471	1,538	2,898	2,989
Cost of goods sold and services rendered	(834)	(1,029)	(1,702)	(1,943)
Sales, administrative and other operating expenses	(19)	(25)	(37)	(37)
Research and evaluation expenses	(26)	(15)	(57)	(27)
Pre operating and operational stoppage	(29)	(4)	(29)	(12)
Total of continuing operations Adjusted EBITDA	563	465	1,073	970
Base metals | Nickel and other products
Information by business segment and by geographic area
Net operating revenue	948	1,076	1,992	2,056
Cost of goods sold and services rendered	(649)	(794)	(1,310)	(1,482)
Sales, administrative and other operating expenses	(16)	(22)	(35)	(34)
Research and evaluation expenses	(11)	(8)	(25)	(15)
Pre operating and operational stoppage	(29)	(4)	(29)	(12)
Total of continuing operations Adjusted EBITDA	243	248	593	513
Base metals | Copper
Information by business segment and by geographic area
Net operating revenue	523	462	906	933
Cost of goods sold and services rendered	(185)	(235)	(392)	(461)
Sales, administrative and other operating expenses	(3)	(3)	(2)	(3)
Research and evaluation expenses	(15)	(7)	(32)	(12)
Total of continuing operations Adjusted EBITDA	320	217	480	457
Coal
Information by business segment and by geographic area
Net operating revenue	94	256	242	589
Cost of goods sold and services rendered	(361)	(386)	(735)	(809)
Sales, administrative and other operating expenses	3	2	5	1
Research and evaluation expenses	(5)	(6)	(14)	(12)
Dividends received and interest from associates and joint ventures		28	75	56
Total of continuing operations Adjusted EBITDA	(269)	(106)	(427)	(175)
Others
Information by business segment and by geographic area
Net operating revenue	58	77	156	153
Cost of goods sold and services rendered	(69)	(80)	(161)	(165)
Sales, administrative and other operating expenses	(190)	44	(320)	(104)
Research and evaluation expenses	(32)	(39)	(62)	(68)
Pre operating and operational stoppage	(1)	(3)	(5)	(3)
Dividends received and interest from associates and joint ventures	24	49	24	49
Total of continuing operations Adjusted EBITDA	(210)	48	(368)	(138)
Brumadinho event
Information by business segment and by geographic area
Sales, administrative and other operating expenses	(130)	(1,532)	(289)	(6,036)
Total of continuing operations Adjusted EBITDA	(130)	$ (1,532)	(289)	$ (6,036)
COVID-19
Information by business segment and by geographic area
Sales, administrative and other operating expenses	(85)		(85)
Total of continuing operations Adjusted EBITDA	$ (85)		$ (85)